Corporate Information and Basis of Presentation (Details) customer in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019 business	Dec. 31, 2020 USD ($) employee country customer	Dec. 31, 2019 business	Aug. 13, 2020	Jul. 16, 2020 € / shares	Jul. 16, 2020 USD ($)	Mar. 03, 2020 € / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of customers | customer		0.5
Number of employees | employee		5,600
Number of countries with employees in direct subsidiaries (at least) | country		35
QIAGEN N.V. | Thermo Fischer Sceintific
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Expense reimbursement payable						$ 95.0
Payments for expense reimbursement		$ 95.0
QIAGEN N.V. | Thermo Fischer Sceintific
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Cash consideration per share (in USD per share) | € / shares					€ 43.00		€ 39.00
Minimum acceptance threshold				66.67%		66.67%	75.00%
Acquisition-related expenses recorded within restructuring, acquisition, integration and other expenses		$ 125.5
Immaterial Acquisitions
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of companies acquired | business	2		3